Goodwill and Intangible Assets - Additional Information (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 CNY (¥) Unit	Dec. 31, 2022 USD ($) Unit	Dec. 31, 2021 CNY (¥) Unit	Dec. 31, 2020 CNY (¥)
Amortization Of Intangible Assets Disclosure [Abstract]
Number of reporting units the company	3	3	3
Impairment loss on intangible assets	¥ 1	$ 0.1	¥ 6	¥ 350
Amortization expense of intangible assets	¥ 467	$ 68.0	¥ 471	¥ 544